Document And Entity Information	Sep. 23, 2022
Document Information [Line Items]
Entity, Registrant Name	National Presto Industries, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 23, 2022
Entity, Incorporation, State or Country Code	WI
Entity, File Number	1-2451
Entity, Tax Identification Number	39-0494170
Entity, Address, Address Line One	3925 North Hastings Way
Entity, Address, City or Town	Eau Claire
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	54703-3703
City Area Code	715
Local Phone Number	839-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NPK
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000080172